UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2018

Date of reporting period:	May 31, 2018

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
5/31/18 (Unaudited)

COMMON STOCKS (91.8%)(a)
			Shares	Value

Airlines (1.3%)

Azul SA ADR (Brazil)(NON)			32,697	$699,062

Wizz Air Holdings PLC (Poland)(NON)			17,620	795,009

				1,494,071
Auto components (0.6%)

Xinyi Glass Holdings, Ltd. (China)			500,000	685,621

				685,621
Automobiles (1.0%)

Brilliance China Automotive Holdings, Ltd. (China)			604,000	1,127,684

				1,127,684
Banks (12.0%)

China Construction Bank Corp. (China)			3,632,000	3,658,249

CTBC Financial Holding Co., Ltd. (Taiwan)			2,154,000	1,547,804

Grupo Financiero Galicia SA ADR (Argentina)			16,550	699,900

Hana Financial Group, Inc. (South Korea)			34,098	1,312,212

HDFC Bank, Ltd. (India)			35,135	1,111,956

Industrial & Commercial Bank of China, Ltd. (China)			3,922,000	3,226,533

Sberbank of Russia PJSC ADR (Russia)			160,449	2,300,499

				13,857,153
Capital markets (3.3%)

Bolsas y Mercados Argentinos SA (Argentina)			49,327	652,134

Edelweiss Financial Services, Ltd. (India)			436,369	2,101,172

Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)			31,800	1,021,940

				3,775,246
Chemicals (3.4%)

Formosa Plastics Corp. (Taiwan)			247,000	883,335

Indorama Ventures PCL (Foreign depositary shares) (Thailand)			526,100	957,966

PETRONAS Chemical Group (PCG) Bhd (Malaysia)			448,800	906,328

Sasol, Ltd. (South Africa)			33,823	1,225,442

				3,973,071
Commercial services and supplies (1.5%)

Clean TeQ Holdings, Ltd. (Australia)(NON)			1,126,353	870,163

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)			1	1

Sunny Friend Environmental Technology Co., Ltd. (Taiwan)			122,000	812,913

				1,683,078
Construction and engineering (3.1%)

China State Construction International Holdings, Ltd. (China)			602,000	740,681

CTCI Corp. (Taiwan)			401,000	657,003

Dilip Buildcon, Ltd. (India)			49,561	607,651

KEC International, Ltd. (India)			154,118	821,478

Mota-Engil SGPS SA (Portugal)			208,454	793,805

				3,620,618
Construction materials (0.6%)

Waskita Beton Precast Tbk PT (Indonesia)			22,352,600	644,144

				644,144
Consumer finance (0.9%)

Shriram Transport Finance Co., Ltd. (India)			46,321	996,026

				996,026
Diversified financial services (1.3%)

Chailease Holding Co., Ltd. (Taiwan)			435,000	1,546,421

				1,546,421
Electrical equipment (1.0%)

KEI Industries, Ltd. (India)(NON)			169,955	1,209,844

				1,209,844
Electronic equipment, instruments, and components (1.4%)

Inari Amertron Bhd (Malaysia)			445,200	256,158

Sunny Optical Technology Group Co., Ltd. (China)			68,000	1,369,383

				1,625,541
Energy equipment and services (0.6%)

Hilong Holding, Ltd. (China)			2,526,000	411,115

Honghua Group, Ltd. (China)(NON)			2,688,000	273,612

				684,727
Food and staples retail (1.2%)

Wal-Mart de Mexico SAB de CV (Mexico)			544,400	1,371,055

				1,371,055
Food products (0.9%)

Gruma SAB de CV Class B (Mexico)			100,501	1,057,332

				1,057,332
Health-care providers and services (0.4%)

Fleury SA (Brazil)			74,695	493,012

				493,012
Hotels, restaurants, and leisure (2.0%)

Jubilant Foodworks, Ltd. (India)			17,951	665,415

Modetour Network, Inc. (South Korea)			28,125	875,800

Xiabuxiabu Catering Management China Holdings Co., Ltd. (China)			359,000	756,150

				2,297,365
Household durables (—%)

HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)			2	2

Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (Turkey)(NON)			10,021	55,510

				55,512
Independent power and renewable electricity producers (1.9%)

Canvest Environmental Protection Group Co., Ltd. (China)			2,072,000	1,140,084

China Everbright Greentech, Ltd. (China)(NON)			983,000	1,094,011

				2,234,095
Insurance (6.0%)

Cathay Financial Holding Co., Ltd. (Taiwan)			907,000	1,615,846

DB Insurance Co., Ltd. (South Korea)			17,461	946,859

Discovery, Ltd. (South Africa)			81,390	986,076

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			20,204	637,482

IRB Brasil Resseguros SA (Brazil)			89,048	1,153,017

Ping An Insurance (Group) Co. of China, Ltd. Class H (China)			161,500	1,571,512

				6,910,792
Internet and direct marketing retail (—%)

Global Fashion Group SA (acquired 8/2/13, cost $87,766) (Private) (Luxembourg)(NON)(F)(RES)			2,072	19,476

				19,476
Internet software and services (11.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			29,505	5,842,285

Tencent Holdings, Ltd. (China)			129,400	6,522,745

Yandex NV Class A (Russia)(NON)			41,405	1,387,896

				13,752,926
IT Services (1.5%)

Infosys, Ltd. (India)			40,177	732,411

Larsen & Toubro Infotech, Ltd. (India)			37,535	964,998

				1,697,409
Machinery (0.6%)

China Conch Venture Holdings, Ltd. (China)			208,500	720,588

				720,588
Media (3.4%)

Megacable Holdings SAB de CV (Units) (Mexico)			210,677	900,503

Naspers, Ltd. Class N (South Africa)			12,847	3,057,177

				3,957,680
Metals and mining (1.4%)

POSCO (South Korea)			3,486	1,098,484

Skipper, Ltd. (India)(NON)			183,918	495,974

				1,594,458
Multiline retail (1.2%)

Poya International Co., Ltd. (Taiwan)			68,260	723,794

SHINSEGAE, Inc. (South Korea)			1,682	682,627

				1,406,421
Oil, gas, and consumable fuels (5.5%)

CNOOC, Ltd. (China)			835,000	1,414,945

Geopark, Ltd. (Colombia)(NON)			68,000	1,062,160

Lukoil PJSC ADR (Russia)			28,220	1,878,640

Motor Oil (Hellas) Corinth Refineries SA (Greece)			26,752	542,617

Ophir Energy PLC (United Kingdom)(NON)			661,063	494,779

United Tractors Tbk PT (Indonesia)			393,900	990,393

				6,383,534
Paper and forest products (2.6%)

Mondi PLC (Austria)			32,178	888,991

Nine Dragons Paper Holdings, Ltd. (China)			685,000	1,081,350

Suzano Papel e Celulose SA (Brazil)			86,076	996,194

				2,966,535
Pharmaceuticals (0.5%)

China Traditional Chinese Medicine Holdings Co., Ltd. (China)			668,000	610,713

				610,713
Professional services (0.8%)

Sporton International, Inc. (Taiwan)			187,000	940,969

				940,969
Real estate management and development (2.6%)

China Overseas Land & Investment, Ltd. (China)			368,000	1,228,854

Emaar Development PJSC (United Arab Emirates)(NON)			781,255	1,125,907

KWG Property Holding, Ltd. (China)			503,000	691,915

				3,046,676
Road and rail (0.6%)

Localiza Rent a Car SA (Brazil)			111,016	737,215

				737,215
Semiconductors and semiconductor equipment (5.3%)

Globalwafers Co., Ltd. (Taiwan)			68,000	1,335,886

MediaTek, Inc. (Taiwan)			203,000	2,103,978

Sino-American Silicon Products, Inc. (Taiwan)			217,000	1,013,553

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			226,889	1,692,982

				6,146,399
Software (0.5%)

NCSOFT Corp. (South Korea)			1,725	564,206

				564,206
Specialty retail (1.2%)

Beauty Community PCL (Foreign depositary shares) (Thailand)			1,475,600	807,221

Foschini Group, Ltd. (The) (South Africa)			43,703	632,049

				1,439,270
Technology hardware, storage, and peripherals (5.9%)

Samsung Electronics Co., Ltd. (South Korea)			128,634	6,038,217

Samsung Electronics Co., Ltd. (Preference) (South Korea)			22,441	841,538

				6,879,755
Water utilities (1.1%)

China Water Affairs Group, Ltd. (China)			1,318,000	1,293,370

				1,293,370
Wireless telecommunication services (0.8%)

Advanced Info Service PCL (Thailand)			156,000	928,978

				928,978

Total common stocks (cost $101,406,985)				$106,428,986

WARRANTS (2.4%)(a)
	Expiration date	Strike Price	Warrants	Value

China Fortune Land Development Co., Ltd. 144A (China)(NON)	3/25/19	$0.00	128,600	$544,455

Hangzhou Hikvision Digital Technology Co., Ltd. 144A (China)	2/11/19	0.00	122,100	746,792

Wuliangye Yibin Co., Ltd. 144A (China)(NON)	4/12/19	0.00	75,800	935,273

Zhongji Innolight Co., Ltd. 144A (China)(NON)	6/3/19	0.00	54,100	606,840

Total warrants (cost $2,963,250)				$2,833,360

INVESTMENT COMPANIES (2.2%)(a)
			Shares	Value

iShares MSCI Emerging Markets ETF			55,700	$2,544,933

Total investment companies (cost $2,589,733)				$2,544,933

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16 and 9/14/17, cost $10,576) (Luxembourg) (Private)(NON)(F)(RES)			1,609	$15,427

Total convertible preferred stocks (cost $10,576)				$15,427

SHORT-TERM INVESTMENTS (2.2%)(a)
			Shares	Value

Putnam Short Term Investment Fund 1.94%(AFF)			2,584,400	$2,584,400

Total short-term investments (cost $2,584,400)				$2,584,400

TOTAL INVESTMENTS

Total investments (cost $109,554,944)				$114,407,106

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2017 through May 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $115,956,127.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $34,907, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 8/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/18

	Short-term investments
	Putnam Short Term Investment Fund**	$1,560,755	$54,494,664	$53,471,019	$30,433	$2,584,400

	Total Short-term investments	$1,560,755	$54,494,664	$53,471,019	$30,433	$2,584,400
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	33.5%
	Taiwan	13.0
	South Korea	11.4
	India	8.5
	South Africa	5.1
	Russia	4.9
	United States	4.5
	Brazil	3.6
	Mexico	2.9
	Thailand	2.3
	Indonesia	1.4
	Argentina	1.2
	Malaysia	1.0
	United Arab Emirates	1.0
	Colombia	0.9
	Hong Kong	0.9
	Austria	0.8
	Australia	0.7
	Poland	0.7
	Portugal	0.7
	Greece	0.5
	Other	0.5

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,707,724	$9,261,827	$19,478
Consumer staples	2,428,387	—	—
Energy	1,062,160	6,006,101	—
Financials	2,505,051	24,580,587	—
Health care	493,012	610,713	—
Industrials	1,436,277	8,970,104	2
Information technology	7,486,339	23,179,897	—
Materials	1,954,160	7,224,048	—
Real estate	—	3,046,676	—
Telecommunication services	928,978	—	—
Utilities	—	3,527,465	—
Total common stocks	20,002,088	86,407,418	19,480
Convertible preferred stocks	—	—	15,427
Investment companies	2,544,933	—	—
Warrants	—	2,833,360	—
Short-term investments	2,584,400	—	—

Totals by level	$25,131,421	$89,240,778	$34,907

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$2,833,360	$—

Total	$2,833,360	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		380,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 27, 2018